Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2018
Capital Requirements
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

Our actual capital amounts and ratios for 2018 under current guidelines are presented in the following table:

			For Capital Adequacy		To Be Well-Capitalized
			Purposes		Under Prompt Corrective
	Actual		Phase In Schedule		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2018:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,711,682	17.55%	$621,850	6.375%	N/A	N/A
International Bank of Commerce, Laredo	1,201,462	17.24	444,207	6.375	$452,917	6.50%
International Bank of Commerce, Oklahoma	188,997	13.95	86,344	6.375	88,037	6.50
International Bank of Commerce, Brownsville	177,456	24.73	45,741	6.375	46,638	6.50
International Bank of Commerce, Zapata	70,984	30.77	14,707	6.375	14,996	6.50
Commerce Bank	89,305	32.95	17,276	6.375	17,615	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$1,925,905	19.74%	$963,258	9.875%	N/A	N/A
International Bank of Commerce, Laredo	1,248,107	17.91	688,086	9.875	$696,796	10.00%
International Bank of Commerce, Oklahoma	198,293	14.64	133,749	9.875	135,442	10.00
International Bank of Commerce, Brownsville	183,554	25.58	70,854	9.875	71,750	10.00
International Bank of Commerce, Zapata	73,726	31.96	22,782	9.875	23,070	10.00
Commerce Bank	90,894	33.54	26,761	9.875	27,100	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,859,536	19.06%	$768,168	7.875%	N/A	N/A
International Bank of Commerce, Laredo	1,201,462	17.24	548,727	7.875	$557,437	8.00%
International Bank of Commerce, Oklahoma	188,997	13.95	106,660	7.875	108,354	8.00
International Bank of Commerce, Brownsville	177,456	24.73	56,503	7.875	57,400	8.00
International Bank of Commerce, Zapata	70,984	30.77	18,168	7.875	18,456	8.00
Commerce Bank	89,305	32.95	21,341	7.875	21,680	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,859,536	15.87%	$468,593	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,201,462	14.45	332,507	4.00	415,634	5.00%
International Bank of Commerce, Oklahoma	188,997	12.53	60,344	4.00	75,430	5.00
International Bank of Commerce, Brownsville	177,456	17.25	41,144	4.00	51,430	5.00
International Bank of Commerce, Zapata	70,984	16.22	17,507	4.00	21,884	5.00
Commerce Bank	89,305	15.53	23,000	4.00	28,750	5.00

Our actual capital amounts and ratios for 2017 are also presented in the following table:

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2017:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$1,584,665	17.11%	$532,579	5.750%	N/A	N/A
International Bank of Commerce, Laredo	1,119,173	17.10	376,245	5.750	$425,320	6.50%
International Bank of Commerce, Oklahoma	169,279	13.41	72,586	5.750	82,054	6.50
International Bank of Commerce, Brownsville	165,034	25.94	36,583	5.750	41,355	6.50
International Bank of Commerce, Zapata	66,406	30.58	12,487	5.750	14,116	6.50
Commerce Bank	79,330	33.22	13,733	5.750	15,524	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$1,807,107	19.51%	$856,757	9.250%	N/A	N/A	%
International Bank of Commerce, Laredo	1,173,068	17.93	605,263	9.250	$654,339	10.00
International Bank of Commerce, Oklahoma	178,057	14.11	116,769	9.250	126,237	10.00
International Bank of Commerce, Brownsville	170,613	26.82	58,851	9.250	63,623	10.00
International Bank of Commerce, Zapata	68,718	31.64	20,088	9.250	21,717	10.00
Commerce Bank	81,278	34.03	22,092	9.250	23,884	10.00
Tier 1 Capital (to Risk Weighted Assets):							%
Consolidated	$1,734,595	18.73%	$671,512	7.250%	N/A	N/A
International Bank of Commerce, Laredo	1,119,173	17.10	474,395	7.250	$523,471	8.00
International Bank of Commerce, Oklahoma	169,279	13.41	91,521	7.250	100,989	8.00
International Bank of Commerce, Brownsville	165,034	25.94	46,127	7.250	50,899	8.00
International Bank of Commerce, Zapata	66,406	30.58	15,745	7.250	17,374	8.00
Commerce Bank	79,330	33.22	17,316	7.250	19,107	8.00%
Tier 1 Capital (to Average Assets):
Consolidated	$1,734,595	14.62%	$474,675	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,119,173	13.44	333,166	4.00	416,458	5.00
International Bank of Commerce, Oklahoma	169,279	11.31	59,854	4.00	74,818	5.00
International Bank of Commerce, Brownsville	165,034	17.17	38,440	4.00	48,050	5.00
International Bank of Commerce, Zapata	66,406	14.20	18,701	4.00	23,376	5.00
Commerce Bank	79,330	14.56	21,789	4.00	27,236	5.00